Fair Value Measurements (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Alpha [Member]
Statement Line Items [Line Items]
Probability		5.00%
Expected volatility		57.33%
Risk free interest rate		0.47%
Expected term (years)		9 months 25 days
Meitav Dash and Ami Sagy [Member]
Statement Line Items [Line Items]
Probability		5.00%
Expected volatility		53.31%
Risk free interest rate		0.55%
Expected term (years)		11 months 26 days
Ami Sagy [Member]
Statement Line Items [Line Items]
Probability	3.00%
Expected volatility	59.58%
Risk free interest rate	1.62%
Expected term (years)	2 years 8 months 5 days
US investors -2019 agreement [Member]
Statement Line Items [Line Items]
Probability	3.00%
Expected volatility	59.58%
Risk free interest rate	1.62%
Expected term (years)	2 years 8 months 5 days